Marketable Securities (Details 1) $ in Thousands	Dec. 31, 2025 USD ($)
Marketable Securities [Abstract]
Within one year	$ 2,735
After one year through five years	33,155
After 5 years through 10 years	28,174
After 10 years	874
marketable securities by contractual maturities, Total	$ 64,938